Discontinued Operations (Details) - Schedule of discontinued operations revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Discontinued Operations Revenues Abstract
Revenues	¥ 91,457	¥ 169,541	¥ 139,589
Cost of revenues	(95,335)	(152,656)	(122,879)
Gross profit/(loss)	(3,878)	16,885	16,710
Operating expenses and income
Selling and marketing expenses	(135)	(1,371)	(1,226)
General and administrative expenses	(11,899)	(39,504)	(16,991)
Government grants	1,000	4,468	4,908
Income (loss) from operations	(14,912)	(19,522)	3,401
Interest income			31
Others, net	(64)	(20)	(43)
Income (loss) from discontinued operations before income tax	(14,976)	(19,542)	3,389
Income tax expenses		14,454	(1,370)
Income (loss) from discontinued operation before non-controlling interest	(14,976)	(5,088)	2,019
Gain on disposal of discontinued operations	7,285
Less: Net loss attributable to non-controlling interests
Income (loss) from discontinued operations	¥ (7,691)	¥ (5,088)	¥ 2,019